Income Taxes - Significant components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net accumulated losses-carry forward	$ 118,755	$ 117,409	$ 106,146
Credit-related impairment of long-term investments	1,472	1,421
Inventory write-downs	845	531	691
Receivables allowances	795	279	42
Other deductible temporary difference	1,046	106	88
Less: valuation allowance	$ (122,913)	$ (119,746)	$ (106,967)	$ (82,964)